Annual Fund Operating Expenses - Grant Park Dynamic Allocation Fund	Jan. 27, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
Grant Park Dynamic Allocation Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.23%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	1.34%
Acquired Fund Fees and Expenses	0.10%	[1],[2]
Expenses (as a percentage of Assets)	2.92%
Fee Waiver or Reimbursement	(0.99%)
Net Expenses (as a percentage of Assets)	1.93%
Grant Park Dynamic Allocation Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.23%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.34%
Acquired Fund Fees and Expenses	0.10%	[1],[2]
Expenses (as a percentage of Assets)	2.67%
Fee Waiver or Reimbursement	(0.99%)
Net Expenses (as a percentage of Assets)	1.68%

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the consolidated financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, through at least January 31, 2027 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any (i) front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; (vii) other fees related to underlying investments; (such as option fees and expenses or swap fees and expenses); or (viii) extraordinary expenses such as litigation (which may include indemnification of Fund officers and Trustees or contractual indemnification of Fund service providers (other than the adviser) will not exceed 1.83% and 1.58% of the assets attributable to Class A and Class I shares, respectively; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed), if such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund’s expense cap in place at the time such expenses were waived, and (ii) the Fund’s current expense cap at the time of recoupment. This agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the adviser.